Onerous Contract Provisions - Summary of Onerous Contract Provisions (Detail) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Onerous Contracts Provision [Abstract]
Onerous Contract Provision as at January 1, 2019	$ 78
Liabilities Settled	(6)
Change in Assumptions	(11)
Change in Discount Rate	4
Unwinding of Discount on Onerous Contract Provisions	2
Onerous Contract Provisions, End of Year	67
Less: Current Portion	16	$ 50
Long-Term Portion	$ 51	$ 613